FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Schedule of liquidity risks (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Risk management
Undiscounted cash flows	$ 110,452	$ 38,329
Current maturities long-term loans
Risk management
Undiscounted cash flows	0	6,334
Liabilities in respect of leases-ST
Risk management
Undiscounted cash flows	1,021	989
Trade payables
Risk management
Undiscounted cash flows	1,460	8,522
Payables to related parties
Risk management
Undiscounted cash flows	0	2,149
Other Accounts Payable
Risk management
Undiscounted cash flows	7,843	4,483
Long term loans from banks
Risk management
Undiscounted cash flows	77,543	6,943
Liabilities in respect of leases-LT
Risk management
Undiscounted cash flows	2,280	2,984
Loan from Shareholder
Risk management
Undiscounted cash flows	0	4,533
Derivatives Liabilities
Risk management
Undiscounted cash flows	20,305	1,392
Within 30 days
Risk management
Undiscounted cash flows	4,054	580
Within 30 days | Current maturities long-term loans
Risk management
Undiscounted cash flows	0	448
Within 30 days | Liabilities in respect of leases-ST
Risk management
Undiscounted cash flows	269	132
Within 30 days | Trade payables
Risk management
Undiscounted cash flows	251	0
Within 30 days | Payables to related parties
Risk management
Undiscounted cash flows	0	0
Within 30 days | Other Accounts Payable
Risk management
Undiscounted cash flows	3,534	0
Within 30 days | Long term loans from banks
Risk management
Undiscounted cash flows	0	0
Within 30 days | Liabilities in respect of leases-LT
Risk management
Undiscounted cash flows	0	0
Within 30 days | Loan from Shareholder
Risk management
Undiscounted cash flows	0	0
Within 30 days | Derivatives Liabilities
Risk management
Undiscounted cash flows	0	0
Year one
Risk management
Undiscounted cash flows	6,270	23,289
Year one | Current maturities long-term loans
Risk management
Undiscounted cash flows	0	5,886
Year one | Liabilities in respect of leases-ST
Risk management
Undiscounted cash flows	752	857
Year one | Trade payables
Risk management
Undiscounted cash flows	1,209	8,522
Year one | Payables to related parties
Risk management
Undiscounted cash flows	0	2,149
Year one | Other Accounts Payable
Risk management
Undiscounted cash flows	4,309	4,483
Year one | Long term loans from banks
Risk management
Undiscounted cash flows	0	0
Year one | Liabilities in respect of leases-LT
Risk management
Undiscounted cash flows	0	0
Year one | Loan from Shareholder
Risk management
Undiscounted cash flows	0	0
Year one | Derivatives Liabilities
Risk management
Undiscounted cash flows	0	1,392
1-5 years
Risk management
Undiscounted cash flows	100,128	14,460
1-5 years | Current maturities long-term loans
Risk management
Undiscounted cash flows	0	0
1-5 years | Liabilities in respect of leases-ST
Risk management
Undiscounted cash flows	0	0
1-5 years | Trade payables
Risk management
Undiscounted cash flows	0	0
1-5 years | Payables to related parties
Risk management
Undiscounted cash flows	0	0
1-5 years | Other Accounts Payable
Risk management
Undiscounted cash flows	0	0
1-5 years | Long term loans from banks
Risk management
Undiscounted cash flows	77,543	6,943
1-5 years | Liabilities in respect of leases-LT
Risk management
Undiscounted cash flows	2,280	2,984
1-5 years | Loan from Shareholder
Risk management
Undiscounted cash flows	0	4,533
1-5 years | Derivatives Liabilities
Risk management
Undiscounted cash flows	$ 20,305	$ 0